Invested Assets and Investment Income - Summary of Fair Values and the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying value [Member]
Disclosure of financial assets [Line Items]
Carrying value	$ 104,353	$ 93,980
Carrying value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Carrying value	48,363	44,742
Carrying value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Carrying value	35,754	32,132
Carrying value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Carrying value	6,446	5,808
Carrying value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,793	1,737
Carrying value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Carrying value	2,016	1,281
Carrying value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Carrying value	9,981	8,280
Fair value [Member]
Disclosure of financial assets [Line Items]
Total fair value	106,906	99,246
Fair value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	48,628	46,065
Fair value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	36,103	34,581
Fair value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,446	5,808
Fair value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,797	1,742
Fair value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,179	2,448
Fair value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	10,753	8,602
Level 1 [Member]
Disclosure of financial assets [Line Items]
Total fair value	121	88
Level 1 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	121	88
Level 2 [Member]
Disclosure of financial assets [Line Items]
Total fair value	38,568	36,064
Level 2 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	30,325	28,514
Level 2 [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,446	5,808
Level 2 [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,797	1,742
Level 3 [Member]
Disclosure of financial assets [Line Items]
Total fair value	68,217	63,094
Level 3 [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	48,628	46,065
Level 3 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	5,778	6,067
Level 3 [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,179	2,448
Level 3 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	$ 10,632	$ 8,514